Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net Income	$ 1,679	$ 954	$ 404
Adjustments to reconcile net income to net cash Provided (used) by operating activities:
Depreciation	922	914	954
Net amortization of security premiums/discounts AFS	1,050	1,420	1,334
Net amortization of security premiums/discounts HTM	2
Impairment of goodwill			987
Net amortization of mortgage servicing rights	709	801	831
Impairment of foreclosed real estate	647	921	2,365
Provision for (recovery of) loan losses	(389)	28	1,832
Deferred income taxes	593	438	(1,134)
Stock compensation			4
Net realized (gains) loss on sales / calls available for sale securities	2	523	(1,286)
Income from mortgage loan sales	(1,001)	(2,113)	(3,740)
Proceeds from sales of loans held for sale	39,012	77,544	126,189
Origination of loans held for sale	(39,019)	(71,197)	(125,864)
Gain on sale of premises, equipment and other assets	(142)	(233)	(252)
Increase in cash surrender value of life insurance	(129)	(122)	(223)
Gain on sales of foreclosed real estate	(398)	(290)	55
Release of ESOP Shares	21	45	48
Net change in interest receivable		6	331
Net change in other assets	(663)	(810)	(3,655)
Net change in interest payable	(44)	(46)	(31)
Net change in other liabilities	349	424	431
Net cash provided (used) by operating activities	3,201	9,207	(420)
Cash flows from investing activities
Proceeds from sales, maturities, calls and paydowns of securities available for sale	18,839	32,969	57,274
Purchase of securities available for sale	(31,122)	(46,693)	(61,369)
Purchase of securities held to maturity	(5,498)
Net (increase) decrease in loans	(5,445)	16,282	32,739
Proceeds from sale of premises, equipment and other assets	368	949	5,169
Purchase of premises and equipment	(2,225)	(488)	(830)
Proceeds from sales of foreclosed real estate	2,028	4,731	1,844
Investment in other assets	(366)	(357)	(346)
Net change in restrictive stock	146	1,081	1,024
Net cash provided (used) by investing activities	(23,275)	8,474	35,505
Cash flows from financing activities
Net increase (decrease) in deposit accounts	2,727	(3,904)	26,274
Net decrease in short-term borrowed funds	(824)	(13,181)	(2,101)
Net decrease in long-term debt	(1,605)	(1,510)	(12,560)
Proceeds from preferred stock offering, net of costs		3,136	7,382
Repayment preferred stock, series A		(10,500)
Increase in unearned ESOP compensation		(208)	(190)
Repurchase of common stock, net	(1,401)	(169)	(304)
Dividend and discount accretion on preferred stock	(422)	(679)	(545)
Cash paid for fractional shares	(4)
Net cash provided (used) by financing activities	(1,529)	(27,015)	17,956
Increase (decrease) in cash and cash equivalents	(21,603)	(9,334)	53,041
Cash and cash equivalents, beginning of year	72,394	81,728	28,687
Cash and cash equivalents, end of year	50,791	72,394	81,728
Supplemental disclosures of cash flow information
Interest paid	2,004	2,780	3,729
Income taxes paid	41	648	270
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	867	(2,049)	(707)
Loans transferred to foreclosed real estate	972	4,032	2,907
Company financed sales of other real estate owned	(65)	(213)	(188)
Mortgage servicing rights capitalized	386	763	1,237
Preferred stock dividend accrued	(142)	(142)	(68)
Net change in ESOP liability	$ 1,155	$ 132	$ 235